Schedule of Investments (unaudited)	iShares® 10-20 Year Treasury Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.0%
U.S. Treasury Note/Bond
0.63%, 08/15/30	$5	$4,599
1.13%, 02/15/31	5	4,787
1.13%, 05/15/40	110,833	92,394,109
1.13%, 08/15/40	202,320	167,989,323
1.38%, 11/15/40	1,613	1,399,286
1.88%, 02/15/41	179,625	170,110,488
2.25%, 05/15/41	73,636	74,200,279
3.88%, 08/15/40	62,501	79,869,442
4.25%, 05/15/39	12,354	16,446,213
4.25%, 11/15/40	1,412	1,893,293
4.38%, 02/15/38	10,544	14,141,460
4.38%, 11/15/39	150,341	203,511,843
4.50%, 02/15/36(a)	106	141,663
4.50%, 05/15/38	230	312,844
4.63%, 02/15/40	9,997	13,968,464
4.75%, 02/15/37(a)	30,477	42,226,121
5.00%, 05/15/37	18,870	26,847,735
U.S. Treasury STRIPS, 0.00%, 08/15/36(b)	16,643	11,991,179
		917,453,128
Total U.S. Government Obligations — 99.0%
(Cost: $988,226,679)		917,453,128
Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 12.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)(e)	116,849	$116,849,131

Total Short-Term Investments — 12.6%
(Cost: $116,849,131)		116,849,131

Total Investments in Securities — 111.6%
(Cost: $1,105,075,810)		1,034,302,259

Other Assets, Less Liabilities — (11.6)%		(107,810,817)

Net Assets — 100.0%		$926,491,442

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$130,032,268	$—	$(13,183,137	)(a)	$—	$—	$116,849,131	116,849	$29,930	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$917,453,128	$—	$917,453,128
Money Market Funds	116,849,131	—	—	116,849,131
	$116,849,131	$917,453,128	$—	$1,034,302,259

Schedule of Investments (unaudited) (continued)	iShares® 10-20 Year Treasury Bond ETF
May 31, 2021

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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